Finance leases (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017
Finance leases [Abstract]
Current	$ 13,560	$ 0
Non-current	14,923	0
Finance lease liabilities	28,483	0
Finance lease liabilities minimum lease payments [Abstract]
Minimum lease payments	31,120	0
Future lease charges	(2,637)	0
Present value of minimum lease payments	28,483	0
Carrying value of computer equipment held under finance leases and hire purchase contracts	$ 25,900	$ 0
Weighted average fixed interest rate on the outstanding commercial loan and finance lease liabilities	8.50%	0.00%
Within One Year [Member]
Finance lease liabilities minimum lease payments [Abstract]
Minimum lease payments	$ 15,136	$ 0
Present value of minimum lease payments	13,560	0
Between One and Five Years [Member]
Finance lease liabilities minimum lease payments [Abstract]
Minimum lease payments	15,984	0
Present value of minimum lease payments	$ 14,923	$ 0